As filed with the Securities and Exchange Commission on February 12, 2003

                                              Securities Act File No. 33-37537
                                      Investment Company Act File No. 811-6211
===============================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                     ____________________________________

                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     | X |
                          Pre-Effective Amendment No.                   |   |
                        Post-Effective Amendment No. 16                 | X |
                                    and/or
                       REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940                  | X |
                               Amendment No. 17                         | X |
                       (Check appropriate box or boxes)

                     ____________________________________

                    Merrill Lynch U.S. Treasury Money Fund
              (Exact Name of Registrant as Specified in Charter)
                     ____________________________________

                            800 Scudders Mill Road
                         Plainsboro, New Jersey 08536
                   (Address of Principal Executive Offices)

     (Registrant's Telephone Number, including Area Code): (609) 282-2800
                     ____________________________________

                                TERRY K. GLENN
                    Merrill Lynch U.S. Treasury Money Fund
             800 Scudders Mill Road, Plainsboro, New Jersey 08536
       Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011
                    (Name and Address of Agent for Service)
                     ____________________________________

                                  Copies to:

                                                    Philip L. Kirstein, Esq.
    SIDLEY AUSTIN BROWN & WOOD LLP               FUND ASSET MANAGEMENT, L.P.
          787 Seventh Avenue                            P.O. Box 9011
    New York, New York 10019-6018             Princeton, New Jersey 08543-9011
Attention: Thomas R. Smith, Jr., Esq.

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

                     ____________________________________

It is proposed that this filing will become effective (check appropriate box)

     |_|  immediately upon filing pursuant to paragraph(b)
     |X|  on March 16, 2003 pursuant to paragraph(b)
     |_|  60 days after filing pursuant to paragraph(a)(1)
     |_|  on (date) pursuant to paragraph(a)(1)
     |_|  75 days after filing pursuant to paragraph(a)(2)
     |_|  on (date) pursuant to paragraph(a)(2)of rule 485

If appropriate, check the following box:
     |X| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                     ____________________________________

Title of Securities Being Registered: Shares of Beneficial Interest, par value $.10 per share.

===============================================================================

     Parts A, B and C to the Merrill Lynch U.S. Treasury Money Fund's (the "Fund") Post-Effective Amendment No. 15 to the Fund's Registration Statement under the Securities Act of 1933, as amended, (the "Securities Act") and Amendment No. 16 to the Fund's Registration Statement under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission on December 9, 2002 (the "Post-Effective Amendment"), are herein incorporated by reference. The Fund is submitting this post-effective amendment for the sole purpose of extending the pending effective date of the Post-Effective Amendment. The Post-Effective Amendment originally requested an effective date of February 14, 2003. It is proposed that the Post-Effective Amendment become effective on March 16, 2003, pursuant to Rule 485(b)(1)(iii) under the Securities Act, or on such date as the Commission acting pursuant to
Section 8(a) of the Securities Act may determine.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 12th day of February, 2003.

                                MERRILL LYNCH U.S. TREASURY MONEY FUND
                                            (Registrant)


                          By:  /s/ Donald C. Burke
                               -----------------------------------------------
                               (Donald C. Burke, Vice President and Treasurer)

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date(s) indicated.

         Signatures                          Title                   Date
         ----------                          -----                   ----

       TERRY K. GLENN*               President (Principal
----------------------------         Executive Officer) and
      (Terry K. Glenn)                      Trustee


       DONALD C. BURKE*               Vice President and
----------------------------         Treasurer (Principal
      (Donald C. Burke)            Financial and Accounting
                                           Officer)



      DONALD W. BURTON*                     Trustee
----------------------------
     (Donald W. Burton)

       M. COLYER CRUM*                      Trustee
---------------------------
      (M. Colyer Crum)

    LAURIE SIMON HODRICK*                   Trustee
----------------------------
   (Laurie Simon Hodrick)

       FRED G. WEISS*                       Trustee
----------------------------
       (Fred G. Weiss)


*By:  /s/ Donald C. Burke                                    February 12, 2003
      ----------------------
          (Donald C. Burke,
          Attorney-in-Fact)